NATURE OF BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of restatements

Consolidated Statement of Operations and Comprehensive Income

	Year Ended December 31, 2013
	As Previously Reported	Adjustments	As Restated
Advisory agreement warrants	$6,973,231	$9,627,269	$16,600,500
Selling, general and administrative	2,836,873	200,000	3,036,873
Interest expense	353,089	1,451,621	1,804,710
Net loss	(9,427,558)	(11,278,890)	(20,706,448)

Consolidated Balance Sheet

	December 31, 2013
	As Previously Reported	Adjustments	As Restated
Warrant liability	$6,973,231	$9,627,269	$16,600,500
Additional paid-in capital	3,075,517	1,651,621	4,727,138
Accumulated deficit	(10,014,158)	(11,278,890)	(21,293,048)